Note 19 - Equity Incentive Plan - Summary of Restricted Stock Shares Activity (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Outstanding, shares (in shares) | shares	1,250
Outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 62.10
Granted , shares (in shares) | shares	450
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 66.70
Vested, shares (in shares) | shares	(625)
Vested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 62.10
Forfeited, shares (in shares) | shares	0
Forfeited, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Outstanding, shares (in shares) | shares	1,075
Outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 64.03